Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	In fiscal year 2026, we did not identify any cybersecurity threats that have materially impacted or are likely to materially impact our business strategy, operational results, or financial condition. However, despite our proactive measures, we cannot entirely eliminate cybersecurity risks or guarantee that no undetected incidents have occurred.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company’s approach to cybersecurity focuses on managing risks across our technology systems, governance processes, and workforce. Cybersecurity considerations form part of our broader operational risk management activities.

The Company has not yet established a formal cybersecurity risk management framework, and our current processes are evolving as our operations grow. We do not have dedicated cybersecurity personnel, nor do we engage any third-party provider to conduct continuous cybersecurity monitoring. Instead, cybersecurity responsibilities are overseen by a small number of staff members who manage prevention, detection, mitigation, and remediation activities as part of their general operational and compliance duties. These employees have experience in risk management and IT oversight and have been responsible for cybersecurity and IT matters since joining the Company.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors entrusts its Audit Committee with overseeing Resolution Minerals’ cybersecurity risk management, including ensuring that management has established processes to evaluate and manage cybersecurity risks.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true